SEPARATION AGREEMENT	12 Months Ended
Dec. 31, 2021
Separation Agreement
SEPARATION AGREEMENT

NOTE 4 – SEPARATION AGREEMENT

On November 6, 2020, the Company entered into the Separation Agreement with its unconsolidated investee, EPH. The Company’s board of directors approved the Separation Agreement in support of the Company’s previously disclosed plan to secure new technologies and business opportunities in the broader biosciences sector, and to significantly reduce debt and liabilities of the Company and eliminate under-performing assets and agreements. The Separation Agreement resulted in the discontinuance of the Company’s management of businesses and assets focused on compost and soil manufacturing to focus solely on the development of its exclusively licensed pharmaceutical Technology, as well as other drug candidates that it may license or otherwise secure in the future. Pursuant to the Separation Agreement:

●	The Management Agreement, dated January 18, 2019, as amended, between EPH and the Company was terminated by mutual agreement of the parties. Fees from this agreement constituted most of the Company’s revenue over the prior two years.

●	In lieu of any severance or other termination payments due under the Management Agreement, EPH released the Company from a total of $993,985 in liabilities, inclusive of advanced management fees and multiple promissory notes, including accrued and unpaid interest. An additional $114,700 in promissory notes owed to an affiliate of EPH were converted into Company common stock at a price of $8.80 per share.

●	The Company agreed to transfer to EPH its license agreement with Agrarian Technologies LLC and Mulch Masters Inc. for the ABS soil enhancement product and all associated knowhow, trade secrets and trademark/service marks. Accrued license fees in connection with this license agreement were also assumed by EPH in the amount of $37,500.

●	The prior officers and employees of the Company engaged in the Legacy Business were released from any non-competition, non-solicitation or other restricted covenant pursuant to their respective employment agreements. Effective October 1, 2020, several of these employees had already separated from the Company.

Pursuant to ASC 205-20 Presentation of Financial Statements: Discontinued Operations and amended by ASU No. 2014-08, management has determined that the Separation Agreement results in the disposal of a component that represents a strategic shift in the Company’s business operations that will have a major effect on the Company’s operations and financial results. Therefore, the net income (loss) generated from this disposed component have been presented as discontinued operations for the period ended December 31, 2020 on the statement of operations, including any gains or losses resulting from the forgiveness of liabilities and conversion liabilities to equity.